Fair value measurements - Level 3 Reconciliation (Details) - Unrealized gains (losses) on AFS investments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Carrying amount at beginning of year	$ 12,493	$ 12,161	$ 12,226
Realized and unrealized gains (losses) recognized in other comprehensive income	0	332	(65)
Carrying amount at end of year	$ 12,493	$ 12,493	$ 12,161